Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings/ (loss) per share:
Earnings / (loss) per share
	2014			2015				2016
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/ loss	$259,803	-	-	$80,014	-	-	$(3,241,518)	-	-
Less: Allocation of undistributed earnings to non-vested stock	(772)	-	-	(1,175)	-	-	-	-	-
Basic and diluted Earnings/ (loss) per share attributable to common stockholders	$259,031	$131,837,227	1.96	$78,839	$138,757,176	0.57	$(3,241,518)	96,950,847	(33.43)